UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05482

Deutsche High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 11/30

Date of reporting period: 7/1/15-6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05482
Reporting Period: 07/01/2015 - 06/30/2016
Deutsche High Income Trust

======================= A     Deutsche High Income Trust =======================

GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ.L         Security ID:  37246R106
Meeting Date: MAY 11, 2016   Meeting Type: Annual
Record Date:  MAR 31, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director Michael Colodner         For       For          Management
1.3   Elect Director David L. Eaton           For       For          Management
1.4   Elect Director Kenneth A. Ghazey        For       For          Management
1.5   Elect Director Philip J. Gund           For       For          Management
1.6   Elect Director Linda Koffenberger       For       For          Management
1.7   Elect Director Charles Macaluso         For       For          Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ.L         Security ID:  37246R205
Meeting Date: MAY 11, 2016   Meeting Type: Annual
Record Date:  MAR 31, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director Michael Colodner         For       For          Management
1.3   Elect Director David L. Eaton           For       For          Management
1.4   Elect Director Kenneth A. Ghazey        For       For          Management
1.5   Elect Director Philip J. Gund           For       For          Management
1.6   Elect Director Linda Koffenberger       For       For          Management
1.7   Elect Director Charles Macaluso         For       For          Management

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QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 16, 2016   Meeting Type: Annual
Record Date:  MAR 09, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William J. Abraham, Jr.  For       For          Management
1.2   Elect Director Mark A. Angelson         For       For          Management
1.3   Elect Director Douglas P. Buth          For       For          Management
1.4   Elect Director Christopher B. Harned    For       For          Management
1.5   Elect Director J. Joel Quadracci        For       For          Management
1.6   Elect Director Kathryn Quadracci Flores For       For          Management
1.7   Elect Director Thomas O. Ryder          For       For          Management
1.8   Elect Director John S. Shiely           For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche High Income Trust

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date 8/15/16